Expense Example - Kingsbarn Dividend Opportunity ETF - Kingsbarn Dividend Opportunity ETF Class	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 168
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	$ 1,953